Submission	Sep. 19, 2025
Submission [Line Items]
Central Index Key	0000072971
Registrant Name	WELLS FARGO & COMPANY/MN
Registration File Number	333-270532
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A